Share-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares available for future issuance under active share-based compensation plans (in shares)	20
Shares authorized for awards under active share-based compensation plans (in shares)	41
Cash received from stock option exercises	$ 7,000,000	$ 0	$ 30,000,000
Tax benefit from exercise of stock options	$ 0	$ 0	$ 2,000,000